Stockholders' deficiency - Stock options outstanding and exercisable (Details 2) (Stock Options, USD $)				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Zero Point Four Seven [Member]	Dec. 31, 2013 One point zero five [Member]	Dec. 31, 2013 One Point Five Four [Member]	Dec. 31, 2013 Two Point Three Zero [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Dollars per share)				$ 0.47	$ 1.05	$ 1.54	$ 2.30
Number of stock options outstanding	3,240,000	1,020,000		900,000	2,040,000	180,000	120,000
Weighted average remaining contractual life (years)				8 years 29 days	9 years 7 months 13 days	9 years 3 months	9 years 5 months 1 day
Weighted average exercise price (in Dollars per share)	$ 0.96	$ 0.47		$ 0.47	$ 1.05	$ 1.54	$ 2.30
Number of stock options exercisable	1,560,629			726,333	584,296	180,000	70,000
Exercise price (in Dollars per share)	$ 0.89			$ 0.47	$ 1.05	$ 1.54	$ 2.30